Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Summary of Earnings Per Share

	6 months to		Year to
	30.6.19	30.6.18	31.12.18
	pence	pence	pence
Earnings per share
- basic	123.2	117.7	264.0
- diluted	122.8	117.4	263.2
Adjusted earnings per share
- basic	149.7	137.5	297.6
- diluted	149.3	137.2	296.7
Headline earnings per share
- basic	123.5	117.2	269.9
- diluted	123.1	116.7	269.1

The earnings per share are based on:

	30.6.19		30.6.18		31.12.18
	Earnings	Shares	Earnings	Shares	Earnings	Shares
	£m	m	£m	m	£m	m
Earnings per share
- basic	2,814	2,284	2,690	2,285	6,032	2,285
- diluted	2,814	2,291	2,690	2,291	6,032	2,292
Adjusted earnings per share
- basic	3,420	2,284	3,143	2,285	6,801	2,285
- diluted	3,420	2,291	3,143	2,291	6,801	2,292
Headline earnings per share
- basic	2,821	2,284	2,677	2,285	6,168	2,285
- diluted	2,821	2,291	2,677	2,291	6,168	2,292

Summary of Adjusted Diluted Earnings Per Share

Adjusted diluted earnings per share are calculated by taking the following adjustments into account (see pages 33 to 35):

	6 months to		Year to
	30.6.19	30.6.18	31.12.18
	pence	pence	pence

Diluted earnings per share	122.8	117.4	263.2
Effect of restructuring and integration costs	7.2	3.9	12.2
Effect of amortisation of trademarks and similar intangibles	5.9	6.6	13.0
Effect of hyperinflation on Venezuela’s retained earnings	-	-	2.8
Effect of Quebec Class Action charge	14.0	-	-
Effect of other adjusting items	0.1	6.5	8.5
Effect of associates’ adjusting items	(1.3)	(1.7)	(1.4)
Effect of other adjusting items in net finance costs	1.0	1.5	1.8
Effect of adjusting items in respect of deferred taxation	(0.4)	3.0	(3.4)
Adjusted diluted earnings per share	149.3	137.2	296.7

Disclosure Of Diluted Headline Earnings Loss Explanatory

Diluted headline earnings per share are calculated by taking the following adjustments into account:

	6 months to		Year to
	30.6.19	30.6.18	31.12.18
	pence	pence	pence

Diluted earnings per share	122.8	117.4	263.2
Effect of impairment of intangibles and property, plant and equipment and held-for-sale assets - net of tax	1.7	1.1	7.5
Effect of gains on disposal of property, plant and equipment and held-for-sale assets - net of tax	(0.2)	(0.2)	(0.3)
Issue of shares and change in shareholding in associate	(1.2)	(1.2)	(1.0)
Other	-	(0.4)	(0.3)
Diluted headline earnings per share	123.1	116.7	269.1

Summary of Reconciliation of Earnings to Headline Earnings

The following is a reconciliation of earnings to headline earnings, in accordance with the JSE Listing Requirements:

	6 months to		Year to
	30.6.19	30.6.18	31.12.18
	£m	£m	£m

Earnings	2,814	2,690	6,032
Effect of impairment of intangibles and property, plant and equipment and held-for-sale assets - net of tax	40	29	173
Effect of gains on disposal of property, plant and equipment and held-for-sale assets - net of tax	(4)	(5)	(7)
Issue of shares and change in shareholding in associate	(29)	(27)	(22)
Other	-	(10)	(8)
Headline earnings	2,821	2,677	6,168